Short term borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Short term borrowings
Schedule of short term borrowings

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Secured	2,958,342	2,042,596
Unsecured	260,224	240,711
	3,218,566	2,283,307